Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Net earned premiums	$ 1,047,541	$ 1,035,467	$ 1,001,631
Net investment income	169,453	180,734	182,960
Net realized gains on investments, excluding other-than-temporary investment losses	17,044	16,365	13,489
Total other-than-temporary investment losses	(7,724)	(55)	(1,969)
Portion of net loss recognized in other comprehensive income, before taxes	701	31	104
Net other-than-temporary investment losses recognized in earnings	(7,023)	(24)	(1,865)
Amortization of deferred gains on disposal of businesses	9,092	(5,147)	11,216
Fees and other income	14,810	11,934	8,877
Total revenues	1,250,917	1,239,329	1,216,308
Benefits, losses and expenses
Policyholder benefits	749,584	746,101	745,247
Amortization of deferred acquisition costs and value of business acquired	34,219	32,638	29,988
Underwriting, general and administrative expenses	352,000	356,413	348,232
Total benefits, losses and expenses	1,135,803	1,135,152	1,123,467
Income before provision for income taxes	115,114	104,177	92,841
Provision for income taxes	41,013	34,999	30,077
Net income	$ 74,101	$ 69,178	$ 62,764